CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 20, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.001		$ 0.001
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Class A Common Stock
Common shares, par value, (per share)		$ 0.001
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding	24,150,000		0
Class A Common Stock Not Subject to Redemption
Common shares, par value, (per share)	$ 0.001		$ 0.001
Common shares, shares authorized	100,000,000		100,000,000
Common shares, shares issued	675,000		0
Common shares, shares outstanding	675,000		0
Class B Common Stock
Common shares, par value, (per share)	$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized	10,000,000		10,000,000
Common shares, shares issued	6,037,500		6,037,500
Common shares, shares outstanding	6,037,500		6,037,500